Consolidated statement of profit or loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020 [1]
Revenue from contracts with customers
Total revenue from contracts with customers	€ 133,900	€ 86,291	[1]	€ 44,249
Cost of sales	(126,655)	(69,276)	[1]	(38,989)
Gross profit	7,245	17,015	[1]	5,260
Other income	3,724	10,853	[1]	5,429
Selling and distribution expenses	(2,587)	(2,472)	[1]	(3,919)
General and administrative expenses	(323,358)	(329,297)	[1]	(39,433)
Operating loss	(314,976)	(303,901)	[1]	(32,663)
Finance income/(costs)	10,320	(15,419)	[1]	(11,282)
Loss before income tax	(304,656)	(319,320)	[1]	(43,945)
Income tax	(636)	(352)	[1]	689
Loss for the year	(305,292)	(319,672)	[2]	(43,256)
Attributable to:
Equity holders of the Company	(304,778)	(319,672)	[1]	(43,256)
Non-controlling interests	€ (514)	€ 0	[1]	€ 0
Loss per share attributable to the Equity holders of the Company:
Basic loss per ordinary share (in EUR per share)	€ (1.21)	€ (1.68)	[1]	€ (0.23)
Diluted loss per ordinary share (in EUR per share)	€ (1.21)	€ (1.68)	[1]	€ (0.23)
Charging sessions
Revenue from contracts with customers
Total revenue from contracts with customers	€ 65,347	€ 26,108	[1]	€ 14,879
Service revenue from the sale of charging equipment
Revenue from contracts with customers
Total revenue from contracts with customers	33,585	37,253	[1]	15,207
Service revenue from installation services
Revenue from contracts with customers
Total revenue from contracts with customers	28,630	19,516	[1]	12,313
Service revenue from operation and maintenance of charging equipment
Revenue from contracts with customers
Total revenue from contracts with customers	3,230	3,414	[1]	1,850
Service revenue from consulting services
Revenue from contracts with customers
Total revenue from contracts with customers	€ 3,108	€ 0	[1]	€ 0

[1]	Refer to Note 2.7.24 for details regarding the restatement of comparative figures as a result of changes in accounting policies
[2]	Refer to Note 2.7.24 for details regarding the restatement of comparative figures as a result of changes in accounting policies